Advances for Vessels under Construction and Vessel Acquisition (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2026 item	Sep. 30, 2026 item	Dec. 31, 2029 item	Dec. 31, 2028 item	Dec. 31, 2027 item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 item	Aug. 01, 2025 USD ($)	Feb. 03, 2025 USD ($)	Nov. 10, 2023 USD ($)
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels under construction						25			25
TEU of vessels contracted for construction						163,950
Supervision fee per new building vessel payable | $										$ 850
Seven 9200 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						7
TEU of vessels contracted for construction						9,200
Seven 8258 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						7
TEU of vessels contracted for construction						8,258
Two 7165 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						2
TEU of vessels contracted for construction						7,165
One 6014 TEU vessel
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						1
TEU of vessels contracted for construction						6,014
Two 5300 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						2
TEU of vessels contracted for construction						5,300
Six 1800 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						6
TEU of vessels contracted for construction						1,800
Two additional 1800 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						2
TEU of vessels contracted for construction						1,800
Vessel under construction
Advances for Vessels under Construction and Vessel Acquisition
Interest expense capitalized | $						$ 21,600	$ 21,500	$ 17,400
Manager
Advances for Vessels under Construction and Vessel Acquisition
Supervision fee per new building vessel payable | $						850					$ 850	$ 850
Supervision fee per vessel under construction | $						$ 1,900	3,000	3,000
TEU container vessels | Vessel under construction
Advances for Vessels under Construction and Vessel Acquisition
Number of Vessels Contracted for Construction						25
Aggregate purchase price | $						$ 1,940,900
Payments for purchase price of construction assets | $						190,000	$ 174,500	$ 28,300
Drybulk capesize vessel
Advances for Vessels under Construction and Vessel Acquisition
Aggregate amount of purchase price | $						25,000
Asset acquisition deposit | $						3,800
Asset acquisition payable | $						$ 21,200
Forecast | Seven 9200 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered				2	5
Forecast | Seven 8258 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered	2	1			4
Forecast | Six 1800 TEU vessels
Advances for Vessels under Construction and Vessel Acquisition
Number of vessels expected to be delivered			1	4	1